Note 28	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Disclosure of Retained Earnings And Other Reserves [Text Block]	Retained earnings and other reserves Breakdown of the balance
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Retained earnings and other reserves. Breakdown by concepts (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Legal reserve	572	591	653
Restricted reserve	561	482	761
Voluntary reserves	5,478	3,906	3,994
Total reserves holding company	6,612	4,979	5,409
Consolidation reserves attributed to the Bank and subsidiary consolidated companies	31,639	30,077	24,575
Total	38,251	35,056	29,984
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
Legal reserve
Under the amended Spanish Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.
The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.
Restricted reserves
As of December 31, 2023, 2022 and 2021, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2023	2022	2021
Restricted reserve for retired capital	495	400	88
Restricted reserve for Parent Company shares and loans for those shares	65	80	672
Restricted reserve for redenomination of capital in euros	2	2	2
Total	561	482	761
Until 2021, the restricted reserve for retired capital resulted from the reduction of the nominal par value of the BBVA shares made in April 2000. In 2023 and 2022 the amount includes the partial executions of the capital reduction resolution adopted by BBVA's General Shareholders' Meeting held on March 17, 2023 and March 18, 2022, respectively (see Note 26).
The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the parent company shares. The balance of 2021 is mainly due to the share buyback program (see Note 4).
Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the parent company common stock in euros.
Retained earnings and other reserves by entity
The breakdown, by company or corporate group, under the headings “Retained earnings” and “other reserves” in the consolidated balance sheets is as follows:

Retained earnings and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Retained earnings (losses), revaluation reserves and other reserves
Holding Company	15,672	14,003	12,467
BBVA Mexico Group	15,705	14,042	13,894
Garanti BBVA Group	5,857	5,703	3,043
BBVA Provincial Group	1,758	1,720	1,721
BBVA Argentina Group	1,474	1,456	1,423
BBVA Colombia Group	1,573	1,489	1,393
BBVA Perú Group	1,158	1,065	1,031
Forum Chile Group	652	632	604
BBVA Uruguay Group	139	118	106
BV America, S.L.	374	299	270
Corporación General Financiera, S.A.	368	338	322
BBVA Seguros, S.A.	306	284	239
Bilbao Vizcaya Holding, S.A.	198	144	68
BBVA Axial Tech S.A. de C.V.	87	85	78
Pecri Inversión, S.L.	(17)	119	118
Anida Operaciones Singulares, S.A.	(5,497)	(5,529)	(5,512)
Other Real State Spanish Companies (2)	(1,164)	(909)	(934)
Other	(155)	217	(101)
Subtotal (3)	38,488	35,277	30,231
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Bank PLC	(181)	(169)	(158)
Metrovacesa, S.A.	(84)	(84)	(84)
Other	28	32	(5)
Subtotal	(237)	(221)	(247)
Total	38,251	35,057	29,984
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.
(3) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".
For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.